Retirement Plans	12 Months Ended
Dec. 31, 2019
Retirement Plans
Retirement Plans

14.  Retirement Plans

In August 2017, the Company created a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. All domestic employees who meet minimum age and service requirements are permitted to participate in this plan. The plan allows participants to defer a portion of their annual compensation on a pre-tax basis for the calendar years 2019, 2018 and 2017. Company contributions to the plan are made based on achievement of designated financial goals. During the years ended December 31, 2019, 2018 and 2017 the Company contributed $1,342,  $842 and $0 respectively.